Consolidated Statements of Shareholder's Equity - USD ($) $ in Thousands	Total	Common Shares [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Treasury Stock, Common [Member]	Accumulated Other Comprehensive Income/Loss [Member]
Beginning balance at Dec. 31, 2022	$ 859,637	$ 730	$ 3,136,426	$ (2,239,443)	$ 0	$ (38,076)
Net loss / (income)	(20,251)			(20,251)
(Loss) / gain on foreign currency translation, net of tax of $0	14,330					14,330
Shared based compensation	19,609		19,609
Restricted stock units issued		11	(11)
Shares issued upon warrants exercised	5		5
Contribution from Topco (see Note 14)	3,707		3,707
Conversion of liability classified award to equity	6,276		6,276
Ending balance at Dec. 31, 2023	883,313	741	3,166,012	(2,259,694)	0	(23,746)
Net loss / (income)	22,160			22,160
(Loss) / gain on foreign currency translation, net of tax of $0	(16,742)					(16,742)
Shared based compensation	31,149		31,149
Restricted stock units issued		9	(9)
Contribution from Topco (see Note 14)	1,842		1,842
Common Shares Repurchased Value	(42,921)				(42,921)
Common shares reissued	460		125		335
Ending balance at Dec. 31, 2024	879,261	750	3,199,119	(2,237,534)	(42,586)	(40,488)
Net loss / (income)	(182,507)			(182,507)
(Loss) / gain on foreign currency translation, net of tax of $0	24,602					24,602
Shared based compensation	22,039		22,039
Restricted stock units issued		14	(14)
Contribution from Topco (see Note 14)	1,966		1,966
Common Shares Repurchased Value	(91,693)				(91,693)
Common shares reissued	1,369		(125)	(20)	1,514
Ending balance at Dec. 31, 2025	$ 655,037	$ 764	$ 3,222,985	$ (2,420,061)	$ (132,765)	$ (15,886)